Note 11 - Income Tax - Reconciliation of Income Tax Expense (Benefit) and Profit (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Income before income tax	$ (786,413)	$ 84,568	$ 1,301,472
Effects of different tax rates available to different jurisdictions	(4,589)	2,281	(1,004)
Expense not deducible for tax purposes	1,148	195	193
Income not subject to tax	(23)	(169)	(1,015)
ESOP windfall	(343)	0	0
Tax effects on unrecognized tax losses	3,147	(1,487)	3,233
Change in unrecognized temporary differences	1,690	4,177	22
Others	(1,974)	8	28
Total Income tax expense / (benefit)	$ (944)	$ 5,005	$ 1,457